Intangible Asset - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	0 Months Ended	3 Months Ended									12 Months Ended
	Jan. 31, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 21, 2009
Finite-Lived Intangible Assets [Line Items]
Intangible asset, value			$ 7,200				$ 45,943				$ 7,200	$ 45,943		$ 45,943
Intangible asset, useful life											5 years
Intangible asset, remaining useful life													4 years
Intangible assets, amortization expense			2,181	2,180	2,180	2,181	972	974	973	973	8,722	3,892	5,141
Royalty Purchase exchange payment											7,200
Impairment charge			1,732								1,732
Intangible assets, accumulated amortization			0				28,289				0	28,289
Proceeds from sale of intangible asset	7,200	7,200
Gain or loss on sale of intangible asset		$ 0
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset, useful life						5 years